Cash and Bank Balances	12 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
13	CASH AND BANK BALANCES

	December 31, 2022	December 31, 2023
	RM	RM	USD
Cash and bank balances	3,953,991	4,637,260	1,010,450
Cash at share trading accounts	42,004	19	5
Total	3,995,995	4,637,279	1,010,455

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

The currency profiles of the Group’s cash and cash equivalents at the end of the reporting date are as follows:

	December 31, 2022	December 31, 2023
	RM	RM
Singapore dollar	12,605	15,101
United States dollar	20,326	1,379,856